Consolidated Statements of (Loss) Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Sales	$ 150,000	$ 158,406
Cost of sales	(140,282)	(144,433)
Change in biological asset	(834)	265
Selling, general and administrative expenses	(15,562)	(15,413)
Income (loss) from operations	(6,678)	(1,175)
Interest expense,net	2,407	2,695
Foreign exchange loss (gain)	1,047	(26)
Other income	(131)	(46)
Share of (income) loss from joint venture	(2,381)	255
Gain on disposal of assets		(8,013)
(Loss) income before income taxes	(7,620)	3,960
(Recovery of) provision for income taxes	(2,475)	138
Net (loss) income	$ (5,145)	$ 3,822
Basic (loss) income per share	$ (0.11)	$ 0.10
Diluted (loss) income per share	$ (0.11)	$ 0.10
Other comprehensive (loss) income:
Foreign currency translation adjustment	$ (171)	$ 150
Gain on revaluation of land, net of tax		(1,811)
Comprehensive (loss) income	$ (5,316)	$ 2,161